Taxation - Summary of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	€ 1,085	€ 1,354
Liabilities	(1,913)	(2,061)
Total	(828)	(707)	€ (559)
More than 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	730	1,157
Liabilities	(1,868)	(2,206)
Total	(1,138)	(1,049)
Pensions and similar obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	294	568
Liabilities	22	198
Total	316	766	557
Provisions and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	465	579
Liabilities	188	343
Total	653	922	708
Goodwill and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	86	2
Liabilities	(1,738)	(1,930)
Total	(1,652)	(1,928)	(1,301)
Accelerated tax depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	(21)	(60)
Liabilities	(658)	(810)
Total	(679)	(870)	(752)
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	125	128
Liabilities	5	3
Total	130	131	123
Fair value gains [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	23	28
Liabilities	77	(35)
Total	100	(7)	(25)
Fair value losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	3	9
Liabilities	21	20
Total	24	29	16
Share-based payments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	74	44
Liabilities	120	125
Total	194	169	190
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	36	56
Liabilities	50	25
Total	€ 86	€ 81	€ (75)